Financing Transactions - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Subsidiary or Equity Method Investee [Line Items]
Ownership percentage		49.00%
Amount increases to retained earnings	$ 88,727	$ 124,247	$ 123,203
Teekay LNG [Member]
Subsidiary or Equity Method Investee [Line Items]
Ownership percentage	37.50%	40.10%
Interest of Company's general partner	2.00%
Teekay Offshore [Member]
Subsidiary or Equity Method Investee [Line Items]
Ownership percentage	29.40%	33.00%	67.00%
Interest of Company's general partner	2.00%
Teekay Tankers [Member]
Subsidiary or Equity Method Investee [Line Items]
Ownership percentage	25.10%	26.00%
Teekay Tankers [Member] | Common Class B [Member]
Subsidiary or Equity Method Investee [Line Items]
Common Stock, maximum voting power	49.00%
Common stock number of votes per share	Five votes per share